UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-06096

The Torray Fund
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519
(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

February 10, 2014

Dear Fellow Shareholders,

We are pleased to report that our Fund made 32.8% last year. The Standard & Poor’s 500 Index did about the same, 32.3%, its largest gain in 16 years. Even for your optimistic management, these results came as a surprise. According to a Bloomberg tally at the start of the year, strategists at the big Wall Street banks on average believed the market would return only 7.3%. Those that shared this view and remained on the sidelines missed one of the market’s biggest advances on record.

Twenty years ago, following a gloomy period leading up to 1995, forecasters were similarly cautious. They were wrong that time too. Stock prices surged for five straight years with annual gains averaging 28%. We were on board for the ride. In the midst of the boom — early 1997 — a well-known asset management company twice polled mutual fund shareholders about how much they expected to make annually over the next 10 years. First they said 22%, and later, as the market picked up steam, 34%. Had the second guess been right, the Dow Jones Average, 7,908 at the time, would have been 18 times higher (144,000) by the close of 2007. Ten thousand dollars would have become $1.8 million in just a decade. What were these people thinking? Eleven years later, in the spring of 2009, the Index touched bottom at 6,509, nearly 20% lower than it started. As we have so often said, stock prices over the long term are driven by the direction of earnings, not market fluctuations and the predictions of forecasters. Sad to say, most people have never accepted this truth.

As the new year gets underway, investors again want to know where the market is headed. We are asked all the time. Here’s our answer, previously featured in the Fund’s 1997 Annual Report, courtesy of Johnny Hart and Creator’s Syndicate, Inc.

By permission of John L. Hart FLP and Creators Syndicate, Inc.

On a serious note, though, another question is worth considering: has the market’s 156% advance from the 2009 depths driven stocks to risky levels? We do not think so. The market was extremely undervalued at the bottom;

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The Torray Fund

Letter to Shareholders (continued)

February 10, 2014

its recovery has only restored it to average historic valuations, nothing more. Going forward, investment returns should reflect the economy’s performance and the growth of corporate earnings, not the striking catch-up effect from depressed to normal levels. Although, as always, there is no way to know, we think this presents a favorable setting for the intelligent long-term investor.

During the crash five years ago, investors fled stocks and bought bonds, driving stocks down and bonds up. The upturn in bonds made investors in them feel good for a while, but, as with most things that make no sense, it didn’t last. That cycle has now reversed. Bonds lost money last year and, depending on the index, stocks gained about 30%. Today it would take 12 years for an investor holding 10-year U.S. governments to match last year’s return on the S&P 500. At this point it appears bond holders are thinking about that. Bond funds experienced withdrawals during 2013, while stock funds took in $18 billion. By contrast, between 2006 and 2012, stock funds were hit with $451 billion in withdrawals. It seems likely to us current trends will continue, over time further rewarding stockholders and leaving bond holders in the lurch.

In saying this, we are talking about returns measured over five or 10 years. For those that like a shorter time frame, say, a few weeks or months, one of CNBC’s talking heads might help. During a recent two-day 315-point drop on the Dow, he promised to return after a commercial break to tell listeners how to position their portfolios for the weekend. What he failed to mention was that the Dow’s loss was equivalent to a $50 stock dropping to $49. Who would even notice?

On a different subject, mutual funds have become big players in a shameful stock-chasing competition for assets and fee income. This has contributed to the damage visited on our market’s credibility over the last few decades. While there are many good funds, the record shows the industry as a whole has abandoned fundamental principles of investing. Morningstar’s latest database reports a 70% portfolio turnover rate for 10,416 mutual funds holding an average 164 stocks. There is no chance this many funds holding so many stocks, more than two-thirds of which were replaced within 12 months, could ever produce value for shareholders. Business fundamentals so fleetingly owned can’t even be measured. This is a loser’s game for investors, one we have rejected from the start. Our turnover last year was 13.6%, largely due to slight reductions in a number of holdings we considered fully valued. The proceeds, exceeding 14% of the Fund’s assets, are now available to buy additional businesses we believe are significantly undervalued. One has been acquired recently and we are confident there will be others in due course.

Looking to the future, we believe it’s time to set the past aside and refocus on how well investors have always done holding stocks of quality companies for the long term. Memories of the downturn have largely faded and despite two 50% market nosedives in 13 years, those that have stayed the course are ahead of the game. At last year’s close, our Fund was worth 9.6 times its 1991 opening value. In a recent interview, Warren Buffet, the most successful investor of all time, cheerfully admitted making “plenty of mistakes” during his career, along the way losing half of his investors’ money four times. His message and ours is that while setbacks are inevitable, patient investors can still achieve an outstanding result by the time they approach retirement, which is when we will all need it the most.

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The Torray Fund

Letter to Shareholders (continued)

February 10, 2014

In closing, we thank you once again for your continued trust in our management. The advice we’ve given since the Fund’s beginning has never changed. We remain highly optimistic about America’s future, and our confidence in the Fund’s investments is as strong as ever. Limiting your risk of permanent loss and producing a reasonable long-term return is our number one priority.

Sincerely,

Robert E. Torray

Fred M. Fialco

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The Torray Fund

PERFORMANCE DATA

As of December 31, 2013 (unaudited)

Average Annual Returns on an Investment in

The Torray Fund vs. the S&P 500 Index

For the periods ended December 31, 2013:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	32.84%	15.13%	16.13%	5.00%	10.34%
S&P 500 Index	32.39%	16.18%	17.94%	7.41%	10.03%

Cumulative Returns for the 23 years ended December 31, 2013

The Torray Fund	862.14%
S&P 500 Index	801.86%

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The Torray Fund

PERFORMANCE DATA (continued)

As of December 31, 2013 (unaudited)

Change in Value of $10,000 Invested

on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/93	12/31/97	12/31/01	12/31/05	12/31/09	12/31/13
The Torray Fund	$10,000	$15,448	$42,122	$54,325	$64,542	$56,903	$96,214
S&P 500 Index	$10,000	$15,465	$35,339	$44,054	$51,319	$49,974	$90,186

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.17%. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

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The Torray Fund

FUND PROFILE

As of December 31, 2013 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	16.91%
Financials	16.59%
Industrials	15.11%
Health Care	14.04%
Materials	6.38%
Consumer Discretionary	5.88%
Consumer Staples	5.77%
Telecommunications	2.94%
Energy	2.34%
Short-Term Investments	14.00%
Other Assets Less Liabilities	0.04%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Wells Fargo & Co.	4.30%
2.	General Electric Co.	3.68%
3.	Sysco Corp.	3.47%
4.	E.I. du Pont de Nemours & Co.	3.43%
5.	Chubb Corp.	3.41%
6.	General Dynamics Corp.	3.35%
7.	Loews Corp.	3.34%
8.	Intel Corp.	3.26%
9.	Eaton Corp. PLC	3.16%
10.	Gannett Co., Inc.	3.13%

		34.53%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$401
Number of Holdings		29
Portfolio Turnover		13.63%
P/E Multiple (forward)		13.9x
Trailing Weighted Average Dividend Yield		2.45%
Market Capitalization (billion)	Average	$75.8
	Median	$37.7

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The Torray Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2013

Shares		Market Value
COMMON STOCK 85.96%

16.91% INFORMATION TECHNOLOGY
504,600	Intel Corp.	$13,099,416
446,400	Hewlett-Packard Co.	12,490,272
58,700	International Business Machines Corp.	11,010,359
622,100	Western Union Co. (The)	10,731,225
465,300	Cisco Systems, Inc.	10,445,985
400,000	EMC Corp.	10,060,000

		67,837,257

16.59% FINANCIALS
380,500	Wells Fargo & Co.	17,274,700
141,800	Chubb Corp.	13,702,134
278,000	Loews Corp.	13,410,720
236,618	Marsh & McLennan Cos., Inc.	11,442,846
118,550	American Express Co.	10,756,042

		66,586,442
15.11% INDUSTRIALS
527,097	General Electric Co.	14,774,529
140,600	General Dynamics Corp.	13,434,330
166,350	Eaton Corp. PLC	12,662,562
350,900	Republic Services, Inc.	11,649,880
100,500	Stanley Black & Decker, Inc.	8,109,345

		60,630,646
14.04% HEALTH CARE
173,800	Baxter International Inc.	12,087,790
125,100	WellPoint, Inc.	11,557,989
125,224	Johnson & Johnson	11,469,266
146,900	UnitedHealth Group Inc.	11,061,570
92,150	Becton Dickinson & Co.	10,181,654

		56,358,269

See notes to the financial statements.

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The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of December 31, 2013

Shares		Market Value

6.38% MATERIALS
211,900	E.I. du Pont de Nemours & Co.	$13,767,143
266,800	Dow Chemical Co. (The)	11,845,920

		25,613,063

5.88% CONSUMER DISCRETIONARY
424,100	Gannett Co., Inc.	12,544,878
116,800	Tupperware Brands Corp.	11,041,104

		23,585,982

5.77% CONSUMER STAPLES
385,600	Sysco Corp.	13,920,160
160,900	Walgreen Co.	9,242,096

		23,162,256

2.94% TELECOMMUNICATIONS
335,900	AT&T Inc.	11,810,244

2.34% ENERGY
345,350	Chesapeake Energy Corp.	9,372,799

TOTAL COMMON STOCK 85.96%		344,956,958
(cost $239,237,975)

Principal Amount ($)

SHORT-TERM INVESTMENTS 14.00%
56,169,433	BNY Mellon Cash Reserve, 0.01%(1)	56,169,433
(cost $56,169,433)

TOTAL INVESTMENTS 99.96%		401,126,391
(cost $295,407,408)
OTHER ASSETS LESS LIABILITIES 0.04%		168,681

NET ASSETS 100.00%		$401,295,072

(1)	Represents current yield at December 31, 2013.

See notes to the financial statements.

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The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2013

ASSETS
Investments in securities at value (cost $295,407,408)	$401,126,391
Interest and dividends receivable	774,003
Receivable for fund shares sold	8,865
Prepaid expenses	31,260

TOTAL ASSETS	401,940,519

LIABILITIES
Payable to advisor	333,737
Payable for fund shares redeemed	218,159
Accrued expenses	93,551

TOTAL LIABILITIES	645,447

NET ASSETS	$401,295,072

Shares of beneficial interest ($1 stated value, 9,245,764 shares outstanding, unlimited shares authorized)	$9,245,764
Paid-in-capital in excess of par	320,138,382
Undistributed net investment income	561,169
Accumulated net realized loss on investments	(34,369,226)
Net unrealized appreciation of investments	105,718,983

TOTAL NET ASSETS	$401,295,072

Net Asset Value, Offering and Redemption Price per Share	$43.40

See notes to the financial statements.

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The Torray Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2013

INVESTMENT INCOME
Dividend income	$8,500,290
Interest income	6,180

Total investment income	8,506,470

EXPENSES
Management fees	3,702,206
Transfer agent fees & expenses	291,404
Printing, postage & mailing	57,872
Trustees’ fees	49,000
Legal fees	46,641
Insurance expense	42,185
Audit fees	33,500
Registration & filing fees	24,606
Custodian fees	18,856

Total expenses	4,266,270

NET INVESTMENT INCOME	4,240,200

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	36,286,728
Net change in unrealized appreciation (depreciation) on investments	63,203,357

Net realized and unrealized gain on investments	99,490,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,730,285

See notes to the financial statements.

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The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the years indicated:

	Year ended 12/31/13	Year ended 12/31/12
Increase in Net Assets Resulting from Operations:
Net investment income	$4,240,200	$4,684,213
Net realized gain on investments	36,286,728	15,149,234
Net change in unrealized appreciation (depreciation) on investments	63,203,357	8,071,001

Net increase in net assets resulting from operations	103,730,285	27,904,448

Distributions to Shareholders from:
Net investment income ($0.395 and $0.449 per share, respectively)	(3,750,469)	(4,689,438)

Total distributions	(3,750,469)	(4,689,438)

Shares of Beneficial Interest
Net decrease from share transactions	(30,193,238)	(36,174,031)

Total increase (decrease)	69,786,578	(12,959,021)

Net Assets — Beginning of Year	331,508,494	344,467,515

Net Assets — End of Year	$401,295,072	$331,508,494

Undistributed Net Investment Income	$561,169	$71,438

See notes to the financial statements.

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The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year presented:

PER SHARE DATA

	Years ended December 31:
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$33.000	$30.870	$29.430	$26.760	$21.640

Income from investment operations
Net investment income (1)	0.444	0.440	0.328	0.230	0.200
Net gains on securities (both realized and unrealized)	10.351	2.139	1.438	2.673	5.124

Total from investment operations	10.795	2.579	1.766	2.903	5.324

Less: distributions
Dividends (from net investment income)	(0.395)	(0.449)	(0.326)	(0.233)	(0.204)

Total distributions	(0.395)	(0.449)	(0.326)	(0.233)	(0.204)

Net Asset Value, End of Year	$43.400	$33.000	$30.870	$29.430	$26.760

TOTAL RETURN (2)	32.84%	8.38%	6.01%	10.90%	24.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000’s omitted)	$401,295	$331,508	$344,468	$362,409	$363,014
Ratios of expenses to average net assets	1.15%	1.17%	1.17%	1.17%	1.21%
Ratios of net investment income to average net assets	1.15%	1.35%	1.07%	0.84%	0.89%
Portfolio turnover rate	13.63%	16.55%	12.85%	14.42%	15.87%

(1)	Calculated based on the average amount of shares outstanding during the year.
(2)	Past performance is not predictive of future performance.

See notes to the financial statements.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2013

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains. The Fund seeks to meet its objectives by investing its assets in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. There can be no assurance that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

Valuation Inputs
Level 1 — Quoted Prices *	$401,126,391
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$401,126,391

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year ended 12/31/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares issued	99,911	$3,863,597	138,694	$4,570,038
Reinvestments of dividends and distributions	89,567	3,521,931	133,983	4,382,730
Shares redeemed	(988,735)	(37,578,766)	(1,384,521)	(45,126,799)

	(799,257)	$(30,193,238)	(1,111,844)	$(36,174,031)

As of December 31, 2013, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,584,581 shares or 17.14% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2013, aggregated $46,082,829 and $111,340,789, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund incurred management fees of $3,702,206.

Excluding the management fee, other expenses incurred by the Fund during the year ended December 31, 2013, totaled $564,064. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum, $2,000 for each Board meeting attended per Trustee and an additional $10,000 annual retainer for the Chairman of the Board), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$3,750,469	$4,689,438

	$3,750,469	$4,689,438

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(34,369,226)
Undistributed net investment income	561,169
Unrealized appreciation	105,718,983

$71,910,926

At December 31, 2013, the Fund had net capital loss carry forward for federal income tax purposes of $34,369,226 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

For the year ended December 31, 2013, the Fund utilized capital loss carry forwards of $36,269,265.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2013, the Fund had no deferred post-October capital losses.

The following information is based upon the federal tax basis of investment securities as of December 31, 2013:

Gross unrealized appreciation	$110,585,672
Gross unrealized depreciation	(4,866,689)

Net unrealized appreciation	$105,718,983

Cost	$295,407,408

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

NOTE 8 — NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-8 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

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The Torray Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Torray Fund

and the Shareholders of The Torray Fund

We have audited the accompanying statement of assets and liabilities of The Torray Fund (the “Fund”), a series of shares of beneficial interest in The Torray Fund, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Torray Fund as of December 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 24, 2014

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The Torray Fund

FUND MANAGEMENT

As of December 31, 2013 (unaudited)

The Trust is overseen by a Board of Trustees (the “Board”), who has delegated the day-to-day management to the officers of the Trust. The Board meets regularly to review the Fund’s activities, contractual arrangements, and performance. The trustees and officers serve until their successors are elected and qualified, or until the trustee or officer dies, resigns or is removed, or becomes disqualified.

Information pertaining to the Trustees and Officers of The Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 443-3036.

Name, Age, Address* and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
INDEPENDENT TRUSTEES
Carol T. Crawford (70) Trustee	Indefinite Term Since 2006	Attorney and International Trade Consultant, McLean, VA	2	None
Bruce C. Ellis (69) Trustee	Indefinite Term Since 1993	Private Investor, Bethesda, MD	2	None

Robert P. Moltz (66) Trustee	Indefinite Term Since 1990	Chairman and CEO, Weaver Bros. Insurance Associates, Inc. Bethesda, MD	2	None
Wayne H. Shaner (66)** Trustee and Chairman of the Board	Indefinite Term Since 1993	Managing Partner, Rockledge Partners, LLC, Investment Advisory Firm, Easton, MD (Jan. 2004-present); Vice President, Torray LLC, Bethesda, MD (Jan. 2008-June 2008)	2	Director, Van Eck Funds New York, NY

19

The Torray Fund

FUND MANAGEMENT (continued)

As of December 31, 2013 (unaudited)

Name, Age, Address* and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
William M Lane (63)*** Trustee, Treasurer and Secretary	Indefinite Term Since 1990	Executive Vice President and Secretary, Torray LLC, Bethesda, MD (Oct. 2005-Present); Chief Compliance Officer, Torray LLC, Bethesda, MD (Oct. 2005-Mar. 2011); Vice President, Secretary, Treasurer and Chief Compliance Officer, Robert E. Torray & Co. Inc., Bethesda, MD (Jul.1984-Oct. 2005)	2	None
Robert E. Torray (76) President	Indefinite Term Since 2007	Chairman, Torray LLC, Bethesda, MD (2005-present) President, Torray LLC, Bethesda, MD (2007-present) President, Robert E. Torray & Co. Inc., Bethesda, MD (May 1972-Oct. 2005)	N/A	None
Barbara C. Warder (56) Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term Since 2011

Chief Compliance Officer and Anti-Money Laundering Officer, Torray LLC,

Bethesda, MD (Mar. 2011-present); Chief Operating Officer and Chief Compliance Officer, Resolute Capital Management, Washington, DC (Mar. 1998-June 2010)

			N/A	None

*	All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 750W, Bethesda, MD 20814-6519.
**	Mr. Shaner is deemed to be an independent Trustee effective as of January 1, 2011.
***	Mr. Lane, by virtue of his employment with Torray LLC, the Trust’s investment adviser, is considered an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

20

The Torray Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE CONTINUATION OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

The Fund has entered into an Investment Management Agreement (the “Agreement”) with Torray LLC (the “Manager”) pursuant to which the Manager provides investment management services to the Fund. In accordance with the Investment Company Act of 1940, the Board of Trustees of the Fund is required, on an annual basis, to consider the continuation of the Agreement with the Manager, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreement, and it is the duty of the Manager to furnish the Trustees with such information that is responsive to their request. Set forth below is a discussion of the various factors that the Board of Trustees considered in deciding to approve the continuation of the Agreement with the Manager.

In determining whether to approve the continuation of the Agreement, the Board of Trustees requested, and the Manager provided, information and data relevant to the Board’s consideration. This included materials that provided the Board with information regarding the investment performance of the Fund and information regarding the fees and expenses of the Fund as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Fund and the Manager that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and its operations.

The Board met at an in-person meeting on September 23, 2013 in order to consider the proposed continuation of the Agreement. Among the factors the Board considered was the performance results of the Fund achieved by the Manager relative to the performance of the Fund’s benchmark index, the S&P 500 Index, as well as the Fund’s performance relative to other mutual funds with similar investment objectives on both a long-term basis and over shorter time periods. In particular, the Board took note of the favorable long-term performance achieved by the Manager since the inception of the Fund and they considered the Manager’s particular focus on long-term investment performance. The Board took into consideration the fact that the Manager seeks to achieve investment results for the Fund with less risk than other similar funds, and that the Manager has maintained a low portfolio turnover rate for the Fund which is beneficial to shareholders of the Fund because this results in lower brokerage costs. They noted the range of investment advisory and management services provided by the Manager and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services, taking into consideration their finding that the personnel providing these services, and the services provided, were of a very high caliber and quality.

The Board also compared the total annual operating expenses of the Fund to the total annual operating expenses of other funds of similar size, noting that the average annual expense ratio for the Fund over the past year compared favorably with industry averages for total gross annual operating expenses of funds of similar size. They also took note of the fact that the Fund is not subject to any sales loads, sales commissions or other similar fees, including Rule 12b-1 distribution fees, and they considered the fact that the Manager had informed the Board that it did not intend to

21

The Torray Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE CONTINUATION OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited) (continued)

propose the introduction of such types of fees for the Fund. The Board also reviewed financial information concerning the Manager, noting its financial soundness as demonstrated by the financial information provided and the level of profitability relating to its services for the Fund, noting that these were reasonable and consistent with industry standards. The Board was also provided with information regarding the fees that the Manager charges other clients for investment advisory services and they noted that the fees were comparable based on the relevant circumstances of the types of accounts involved.

In addition, the Board reviewed with the Manager information regarding its brokerage practices, including soft dollar matters, and noted that the Manager did not have in place any formal soft dollar arrangements, and the Board also reviewed the Manager’s best execution procedures, which the Board noted were reasonable and consistent with standard industry practice.

Based on their review, the Trustees concluded that the investment management services provided under the Agreement were reasonably worth the full amount of the fee and that the terms of the Agreement were fair and reasonable. In reaching their conclusion with respect to their approval of the continuation of the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Fund on a long-term basis, the commitment of the Manager to the successful operation of the Fund, and the level of expenses of the Fund, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreement were fair and reasonable and the Board voted to approve the continuation of the Agreement with the Manager.

22

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of December 31, 2013 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

23

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of December 31, 2013 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

24

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of December 31, 2013 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,135.50	$6.14
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.46	$5.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

25

The Torray Fund

TAX INFORMATION

As of December 31, 2013 (unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ending December 31, 2013. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Interest Income

For the year ended December 31, 2013, 0.08% of the ordinary distributions paid (net investment income plus short-term capital gain) represent the amount of Qualifying Interest Income as created by The American Jobs Creation Act of 2004.

Qualified Dividend Income

For the year ended December 31, 2013, 100% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the year ended December 31, 2013, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

26

TRUSTEES

Carol T. Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, February 2014

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current

prospectus. All indices are unmanaged groupings of stocks

that are not available for investment.

The

TORRAY

FUND

ANNUAL REPORT

December 31, 2013

The Torray Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

The Torray Resolute Fund

Letter to Shareholders

February 10, 2014

Dear Fellow Shareholders,

Against the backdrop of a synchronized global expansion and subdued geopolitical tensions, investor caution gave way to confidence in 2013 and equities soared. The Torray Resolute Fund followed suit, gaining 19.0% in the second half of the year and 31.8% for the full year. Portfolio returns were modestly below the benchmark Russell 1000 Growth Index’s gains of 19.4% for the second half and 33.5% for the year. It’s tempting to characterize 2013’s equity returns, the highest in sixteen years, as a definitive conclusion to the post-crisis era; we view the period more as a constructive return to market-based fundamentals and an initial step away from the dependency on stimulative monetary policy.

Top contributors for the second half were Apple (AAPL, 42%) and Gilead Sciences (GILD, 47%). Top detractors included Compass Minerals (CMP, -9%) and Vertex Pharmaceuticals (VRTX, -7%). Advances in biotechnology made health care the best performing sector for the year. This was consistent with top portfolio gains from Gilead (105%) and Vertex (77%). Both of these investments reflect the results of several years of analysis to understand and quantify risk-return scenarios. Shares of top detractors Coach (COH, -4%) and Compass Minerals (4%) were sold over the course of the year as the outlook for their growth was clouded by poor management execution and negative market developments.

An important lesson from 2013 and the preceding four years is that patience and discipline are required to realize attractive rates of return. By any measure, the post-crisis cycle has been a historically challenging one. Unfortunately, many investors did not participate in the full extent of the market’s recovery as caution weighed on investor psychology. As the market doubled from 2009 lows through 2012, fund flows into actively managed domestic equity funds remained negative until 2013 when they turned positive. Timing is one of the most difficult parts of the investment process, one that should be minimized as much as possible.

With the S&P 500’s earnings increasing 5%-6% in 2013, multiple expansion was the primary driver of equity returns. The market’s price-to-earnings ratio increased 2-3 points, leaving valuations modestly above long-term averages. From this point, it is clear healthy earnings growth is required to sustain or advance markets from current levels. While the economic environment and equity valuations are benign, we continue to find opportunities we expect to generate attractive returns. Over the course of the final quarter, we purchased shares of Akamai Technologies (AKAM). With more than 130,000 servers connected to 1,100 networks in 87 countries, Akamai is the largest independent content delivery network helping companies meet the explosive demand for internet video, e-commerce, mobile and cloud computing. Akamai has $560 million in cash on the balance sheet, no debt and healthy cash flow, putting the company in a strong competitive position to maintain its leadership position in the industry and continue to benefit from these long-term secular trends.

As we consider 2014 and beyond, our view of the market is balanced with respect to risk and reward. On the one hand, corporate profits are at historic highs, wage pressure is low, energy prices have declined, there is no commodity inflation and interest rates are low. Correlations between stocks and the overall market have declined. On the

1

The Torray Resolute Fund

Letter to Shareholders (continued)

February 10, 2014

other hand, capital investment remains cautious and unemployment stubbornly high. We expect monetary policy will remain center stage in 2014. While the Fed has begun to reign in its program of monetary easing, the process will be gradual and remain supportive of risk-based assets such as stocks over bonds and cash. Given the market’s recent gains, the conversation has justifiably turned to valuation and risk. Here, we note our focus is on fundamentals — earnings, financial strength, competitive dynamics and valuation. Over time, our returns have not been generated by timing the market, but by making objective assessments of portfolio holdings and prudent portfolio construction.

Finally, as the Torray Resolute Fund (TOREX) marked its third anniversary, we were pleased to receive a 5 Star Rating from investment research firm Morningstar, Inc., the highest rating on the scale. The Star Rating measures a fund’s risk-adjusted returns compared to its peer group. Mutual funds are rated one to five stars, with the top 10% of the funds in each category receiving five stars. The Torray Resolute Fund received 5 stars for the three-year period ended 12/31/2013 among 1,485 large growth funds in the category.

As ever, we appreciate your interest and trust.

Respectfully,

Nicholas C. Haffenreffer

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics. Past performance is no guarantee of future results. Ratings are subject to change.

2

The Torray Resolute Fund

PERFORMANCE DATA

As of December 31, 2013 (unaudited)

Average Annual Returns on an Investment in

The Torray Resolute Fund vs.

the Russell 1000 Growth Index and the S&P 500 Index

For the periods ended December 31, 2013:

	3 Month*	6 Month*	1 Year	Since Inception 12/31/10
The Torray Resolute Fund	10.02%	18.97%	31.84%	17.47%
Russell 1000 Growth Index	10.44%	19.39%	33.48%	16.45%
S&P 500 Index	10.51%	16.31%	32.39%	16.18%

Cumulative Returns for the 3 years ended December 31, 2013

The Torray Resolute Fund	62.12%
Russell 1000 Growth Index	57.92%
S&P 500 Index	56.82%

*	Not annualized

3

The Torray Resolute Fund

PERFORMANCE DATA (continued)

As of December 31, 2013 (unaudited)

Change in Value of $10,000 Invested

on December 31, 2010 (commencement of operations) to:

	12/31/10	12/31/11	12/31/12	12/31/13
The Torray Resolute Fund	$10,000	$10,223	$12,297	$16,212
Russell 1000 Growth Index	$10,000	$10,264	$11,826	$15,792
S&P 500 Index	$10,000	$10,211	$11,842	$15,682

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s gross annual operating expense ratio as stated in the Fund’s current prospectus was 3.68% before fee waivers and expense reimbursements by the Adviser. The Fund’s net annual operating expense ratio after such fee waivers and expense reimbursements was 1.25%. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund in order to limit the total annual operating expenses of the Fund to 1.25% of the Fund’s average daily net assets through May 1, 2014. Total returns shown above include fee waivers and expense reimbursements. These total returns would have been lower had there been no waivers and reimbursements by the Adviser during the periods shown. Returns on The Torray Resolute Fund, the Russell 1000 Growth Index and the S&P 500 Index assume reinvestment of all dividends and distributions. The Russell 1000 Growth Index is an unmanaged index consisting of 625 U.S. large-cap growth stocks, and the S&P 500 Index is an unmanaged index consisting of 500 large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

4

The Torray Resolute Fund

FUND PROFILE

As of December 31, 2013 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	32.50%
Health Care	17.29%
Industrials	14.29%
Energy	10.18%
Financials	7.39%
Materials	6.44%
Consumer Discretionary	6.24%
Consumer Staples	3.44%
Short-Term Investments	2.06%
Other Assets Less Liabilities	0.17%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Fiserv Inc.	4.35%
2.	Apple Inc.	4.22%
3.	QUALCOMM, Inc.	4.14%
4.	Danaher Corp.	4.06%
5.	Franklin Resources, Inc.	3.89%
6.	Roche Holding AG ADR	3.83%
7.	Visa, Inc., Class A	3.79%
8.	Enbridge, Inc.	3.78%
9.	Precision Castparts Corp.	3.72%
10.	Accenture PLC, Class A	3.65%

		39.43%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$14
Number of Holdings		30
Portfolio Turnover		14.84%
P/E Multiple (forward)		19.2x
Trailing Weighted Average Dividend Yield		1.18%
Market Capitalization (billion)	Average	$80.7
	Median	$39.4

5

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2013

Shares		Market Value
COMMON STOCK 97.77%

32.50% INFORMATION TECHNOLOGY
10,142	Fiserv Inc. *	$598,885
1,035	Apple Inc.	580,749
7,680	QUALCOMM, Inc.	570,240
2,345	Visa, Inc., Class A	522,185
6,116	Accenture PLC, Class A	502,857
4,827	Amphenol Corp., Class A	430,472
9,453	Oracle Corp.	361,672
7,130	Akamai Technologies, Inc. *	336,393
4,960	MICROS Systems, Inc. *	284,555
4,739	Adobe Systems, Inc. *	283,771

		4,471,779
17.29% HEALTH CARE
7,515	Roche Holding AG ADR	527,553
6,115	Express Scripts Holdings Co. *	429,518
5,758	Baxter International Inc.	400,469
5,270	Vertex Pharmaceuticals Inc. *	391,561
4,790	Gilead Sciences, Inc. *	359,968
3,485	Varian Medical Systems, Inc. *	270,750

		2,379,819
14.29% INDUSTRIALS
7,246	Danaher Corp.	559,391
1,903	Precision Castparts Corp.	512,478
4,315	United Technologies Corp.	491,047
2,866	Cummins Inc.	404,020

		1,966,936
10.18% ENERGY
11,895	Enbridge, Inc.	519,574
2,976	EOG Resources, Inc.	499,492
2,002	Core Laboratories N.V.	382,282

		1,401,348

See notes to the financial statements.

6

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS (continued)

As of December 31, 2013

Shares		Market Value
7.39% FINANCIALS
9,275	Franklin Resources, Inc.	$535,446
6,032	American Tower Corp. REIT	481,474

		1,016,920
6.44% MATERIALS
3,652	Praxair, Inc.	474,870
5,450	FMC Corp.	411,257

		886,127
6.24% CONSUMER DISCRETIONARY
4,916	Tupperware Brands Corp.	464,709
5,005	Nike, Inc., Class B	393,593

		858,302
3.44% CONSUMER STAPLES
7,263	Colgate-Palmolive Co.	473,620

TOTAL COMMON STOCK 97.77%		13,454,851
(cost $9,945,495)

Principal Amount ($)

SHORT-TERM INVESTMENTS 2.06%
282,911	BNY Mellon Cash Reserve, 0.01%(1)	282,911
(cost $282,911)

TOTAL INVESTMENTS 99.83%		13,737,762
(cost $10,228,406)
OTHER ASSETS LESS LIABILITIES 0.17%		23,490

NET ASSETS 100.00%		$13,761,252

*	Non-income producing securities.
(1)	Represents current yield at December 31, 2013.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to the financial statements.

7

The Torray Resolute Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2013

ASSETS
Investments in securities at value (cost $10,228,406)	$13,737,762
Interest and dividends receivable	11,737
Receivable from Advisor	1,390
Prepaid expenses	27,947

TOTAL ASSETS	13,778,836

LIABILITIES
Payable for audit fees	14,000
Payable for transfer agent fees & expenses	1,540
Accrued expenses	2,044

TOTAL LIABILITIES	17,584

NET ASSETS	$13,761,252

Paid-in-capital (873,223 shares outstanding, unlimited shares authorized)	$10,105,904
Accumulated net realized gain on investments	145,992
Net unrealized appreciation of investments	3,509,356

TOTAL NET ASSETS	$13,761,252

Net Asset Value, Offering and Redemption Price per Share	$15.76

See notes to the financial statements.

8

The Torray Resolute Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2013

INVESTMENT INCOME
Dividend income	$153,200
Interest income	144
Foreign tax withheld	(5,581)

Total investment income	147,763

EXPENSES
Management fees	119,870
Trustees’ fees	49,000
Insurance expense	30,680
Transfer agent fees & expenses	18,633
Registration & filing fees	22,820
Audit fees	12,000
Custodian fees	4,564
Legal fees	2,073
Printing, postage & mailing	1,091

Total expenses	260,731
Fees waived and expenses reimbursed by Advisor	(110,754)

Net expenses	149,977

NET INVESTMENT LOSS	(2,214)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	413,282
Net change in unrealized appreciation (depreciation) on investments	2,910,000

Net realized and unrealized gain on investments	3,323,282

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,321,068

See notes to the financial statements.

9

The Torray Resolute Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the years indicated:

	Year ended 12/31/13	Year ended 12/31/12
Increase in Net Assets from Operations:
Net investment income (loss)	$(2,214)	$2,628
Net realized gain on investments	413,282	61,007
Net change in unrealized appreciation (depreciation) on investments	2,910,000	607,782

Net increase in net assets from operations	3,321,068	671,417

Distributions to Shareholders from:
Net investment income ($0.004 and $0.006 per share, respectively)	(3,382)	(2,880)
Net realized gains ($0.342 and $0.047 per share, respectively)	(293,304)	(23,593)

Total distributions	(296,686)	(26,473)

Shares of Beneficial Interest
Net increase from share transactions	$416,538	$6,874,773

Total increase	3,440,920	7,519,717

Net Assets — Beginning of Year	10,320,332	2,800,615

Net Assets — End of Year	$13,761,252	$10,320,332

Undistributed Net Investment Income	$—	$—

See notes to the financial statements.

10

The Torray Resolute Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Years ended December 31:					Period ended December 31: 2010 (3)
	2013		2012		2011
Net Asset Value, Beginning of Period	$12.240		$10.220		$10.000	$10.000

Income from investment operations
Net investment income (loss)	(0.003	) (2)	0.009	(2)(5)	0.003 (2)	0.000
Net gains on securities (both realized and unrealized)	3.869		2.064		0.221 (4)	0.000

Total from investment operations	3.866		2.073		0.224	0.000

Less: distributions
Dividends (from net investment income)	(0.004)		(0.006)		(0.002)	0.000
Distributions (from capital gains)	(0.342)		(0.047)		(0.002)	—

Total distributions	(0.346)		(0.053)		(0.004)	0.000

Net Asset Value, End of Period	$15.76		$12.24		$10.22	$10.00

TOTAL RETURN (1)	31.84%		20.28%		2.23%	0.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$13,761		$10,320		$2,801	$100
Ratios of expenses to average net assets before expense reimbursement	2.18%		3.68%		5.90%	0.00%
Ratios of expenses to average net assets after expense reimbursement	1.25%		1.25%		1.25%	0.00%
Ratios of net investment income (loss) to average net assets	(0.02%)		0.08	%(5)	0.03%	0.00%
Portfolio turnover rate	14.84%		21.76%		22.35%	0.00%

(1)	Past performance is not predictive of future performance.
(2)	Calculated based on the average amount of shares outstanding during the year.
(3)	Commencement of operations on 12/31/10.
(4)	The amount of net gains on securities (both realized and unrealized) per share does not accord with the amounts reported in the

     Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(5)	For the year ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share.

    Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.01)%.

See notes to the financial statements.

11

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2013

NOTE 1  —  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Resolute Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objective is to seek to achieve long-term growth of capital. The Fund seeks to meet its objective by investing its assets in a concentrated portfolio of predominantly large capitalization companies with proven records of increasing earnings on a consistent and sustainable basis. There can be no assurance that the Fund’s investment objective will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

Valuation Inputs
Level 1 — Quoted Prices *	$13,737,762
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$13,737,762

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year ended 12/31/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares issued	36,709	$489,107	611,391	$7,365,038
Reinvestments of dividends and distributions	20,038	290,954	1,979	24,168
Shares redeemed	(26,638)	(363,523)	(44,281)	(514,433)

	30,109	$416,538	569,089	$6,874,773

As of December 31, 2013, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 683,163 shares or 78.23% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2013, aggregated $2,226,876 and $1,699,324, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund incurred management fees of $119,870.

Excluding the management fee, other expenses incurred by the Fund during the year ended December 31, 2013, totaled $140,861. During the year ended December 31, 2013, the Advisor waived fees and reimbursed expenses in the amount of $110,754 to maintain the Fund’s expense ratio at 1.25%. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum, $2,000 for each Board meeting attended per Trustee, and an additional $10,000 annual retainer for the Chairman of the Board), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

14

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$79,532	$2,628
Long-term capital gain	217,154	23,845

	$296,686	$26,473

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$4,633
Undistributed long-term capital gains	144,082
Unrealized appreciation	3,506,633

$3,655,348

Permanent book/tax differences are reclassified among the Fund’s components of capital on a tax basis. As of December 31, 2013, the Fund reclassified $5,596 to increase undistributed net investment income and decrease accumulated net realized gain on investments in order to reflect permanent book/tax differences related to short-term capital gain distribution and use of the Fund’s net operating loss to reduce short-term capital gain.

At December 31, 2013, the Fund had no capital loss carry forward for federal income tax purposes.

The following information is based upon the federal tax basis of investment securities as of December 31, 2013:

Gross unrealized appreciation	$3,509,356
Gross unrealized depreciation	(2,723)

Net unrealized appreciation	$3,506,633

Cost	$10,231,129

15

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2013

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 7 — SUBSEQUENT EVENTS

At a Special Meeting of the Shareholders of the Fund held on February 20, 2014, a majority of the shareholders approved a reorganization transaction (the “Reorganization”) pursuant to which the Fund will be reorganized with and into Transamerica Concentrated Growth (the “Acquiring Fund”), which is a newly organized series of the Transamerica Funds. As a result of the shareholder vote in favor of the Reorganization, the Fund is scheduled to be reorganized into the Acquiring Fund on or about March 1, 2014, and shareholders of the Fund on that date will become shareholders of the Acquiring Fund.

NOTE 8 —  NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-8 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

16

The Torray Resolute Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Torray Fund

and the Shareholders of The Torray Resolute Fund

We have audited the accompanying statement of assets and liabilities of The Torray Resolute Fund (the “Fund”), a series of shares of beneficial interest in The Torray Fund, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and for the one day in the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Torray Resolute Fund as of December 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, and for the one day in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 24, 2014

17

The Torray Resolute Fund

FUND MANAGEMENT

As of December 31, 2013 (unaudited)

The Trust is overseen by a Board of Trustees (the “Board”), who has delegated the day-to-day management to the officers of the Trust. The Board meets regularly to review the Fund’s activities, contractual arrangements, and performance. The trustees and officers serve until their successors are elected and qualified, or until the trustee or officer dies, resigns or is removed, or becomes disqualified.

Information pertaining to the Trustees and Officers of The Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 443-3036.

Name, Age, Address* and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
INDEPENDENT TRUSTEES
Carol T. Crawford (70) Trustee	Indefinite Term Since 2006	Attorney and International Trade Consultant, McLean, VA	2	None
Bruce C. Ellis (69) Trustee	Indefinite Term Since 1993	Private Investor, Bethesda, MD	2	None

Robert P. Moltz (66) Trustee	Indefinite Term Since 1990	Chairman and CEO, Weaver Bros. Insurance Associates, Inc. Bethesda, MD	2	None
Wayne H. Shaner (66)** Trustee and Chairman of the Board	Indefinite Term Since 1993	Managing Partner, Rockledge Partners, LLC, Investment Advisory Firm, Easton, MD (Jan. 2004-present); Vice President, Torray LLC, Bethesda, MD (Jan. 2008-June 2008)	2	Director, Van Eck Funds New York, NY

18

The Torray Resolute Fund

FUND MANAGEMENT (continued)

As of December 31, 2013 (unaudited)

Name, Age, Address* and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
William M Lane (63)*** Trustee, Treasurer and Secretary	Indefinite Term Since 1990	Executive Vice President and Secretary, Torray LLC, Bethesda, MD (Oct. 2005-Present); Chief Compliance Officer, Torray LLC, Bethesda, MD (Oct. 2005-Mar. 2011); Vice President, Secretary, Treasurer and Chief Compliance Officer, Robert E. Torray & Co. Inc., Bethesda, MD (Jul.1984-Oct. 2005)	2	None
Robert E. Torray (76) President	Indefinite Term Since 2007	Chairman, Torray LLC, Bethesda, MD (2005-present) President, Torray LLC, Bethesda, MD (2007-present) President, Robert E. Torray & Co. Inc., Bethesda, MD (May 1972-Oct. 2005)	N/A	None
Barbara C. Warder (56) Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term Since 2011

Chief Compliance Officer and Anti-Money Laundering Officer, Torray LLC,

Bethesda, MD (Mar. 2011-present); Chief Operating Officer and Chief Compliance Officer, Resolute Capital Management,

Washington, DC (Mar. 1998-June 2010)

			N/A	None

*	All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 750W, Bethesda, MD 20814-6519.
**	Mr. Shaner is deemed to be an independent Trustee effective as of January 1, 2011.
***	Mr. Lane, by virtue of his employment with Torray LLC, the Trust’s investment adviser, is considered an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

19

The Torray Resolute Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

The Fund has entered into an Investment Management Agreement (the “Agreement”) with Torray LLC (the “Manager”) pursuant to which the Manager provides investment management services to the Fund. In accordance with the Investment Company Act of 1940, the Board of Trustees of the Fund is required, on an annual basis, to consider the continuation of the Agreement with the Manager, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreement, and it is the duty of the Manager to furnish the Trustees with such information that is responsive to their request. Set forth below is a discussion of the various factors that the Board of Trustees considered in deciding to approve the continuation of the Agreement with the Manager.

In determining whether to approve the continuation of the Agreement, the Board of Trustees requested, and the Manager provided, information and data relevant to the Board’s consideration. This included materials that provided the Board with information regarding the investment performance of the Fund and information regarding the fees and expenses of the Fund as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Fund and the Manager that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and its operations.

The Board met at an in-person meeting on September 23, 2013, in order to consider the proposed continuation of the Agreement. Among the factors the Board considered was the performance results of the Fund achieved by the Manager for the past year and since the commencement of operations of the Fund. The members of the Board took into consideration the performance of the Fund as compared to the Fund’s primary benchmark index, the Russell 1000 Growth Index, as well as the performance of the Fund as compared to the Standard & Poor’s 500 Stock Index. They noted the range of investment advisory and management services that are provided by the Manager and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services, taking into consideration their finding that the personnel providing these services, and the services provided, were of a very high caliber and quality.

The Board also compared the expenses of the Fund to the expenses of other similar types of funds, and the Board took into consideration the Manager’s willingness to maintain a contractual Expense Limitation Agreement with respect to the Fund in order to limit the total operating expenses of the Fund. They also took note of the fact that the Fund is not subject to any sales loads, sales commissions or other similar fees, including Rule 12b-1 distribution fees, and they considered the fact that the Manager had informed the Board that it did not intend to propose the introduction of such types of fees for the Fund. The Board took into consideration the Manager’s agreement to continue to contractually limit the total annual operating expenses of the Fund for its current fiscal year. The Board also reviewed financial information concerning the Manager, noting its financial soundness as demonstrated by the financial information provided and the extent to which the Manager has waived fees and reimbursed expenses of the Fund in connection with its management and operation of the Fund since the Fund’s inception. The Board was also

20

The Torray Resolute Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited) (continued)

provided with information regarding the fees that the Manager charges other clients for similar investment advisory services and they noted that the fees were comparable based on the relevant circumstances of the types of accounts involved.

In addition, the Board reviewed with the Manager information regarding its brokerage practices, including its soft dollar practices, and noted that the Manager did not have in place any formal soft dollar arrangements, and the Board also reviewed the Manager’s best execution procedures, which the Board noted were reasonable and consistent with standard industry practice.

Based on their review, the Trustees concluded that the investment management services provided under the Agreement were reasonably worth the full amount of the fee and that the terms of the Agreement were fair and reasonable. In reaching their conclusion with respect to their approval of the continuation of the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Fund since its commencement of operations, the commitment of the Manager to the successful operation of the Fund, the net level of expenses of the Fund following the imposition of the Manager’s contractual expense limitations, and the Manager’s agreement to continue to contractually limit the Fund’s total operating expenses, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreement were fair and reasonable and the Board voted to approve the continuation of the Agreement with the Manager.

21

The Torray Resolute Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of December 31, 2013 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

22

The Torray Resolute Fund

ABOUT YOUR FUND’S EXPENSES

As of December 31, 2013 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

The Torray Resolute Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of December 31, 2013 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,189.70	$6.90
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24

The Torray Resolute Fund

TAX INFORMATION

As of December 31, 2013 (unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ending December 31, 2013. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income

For the year ended December 31, 2013, 100% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the year ended December 31, 2013, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Qualifying Short-Term Capital Gain

For the year ended December 31, 2013, 100% of the ordinary distributions paid (net investment income plus short-term capital gain) represent the amount of Qualifying Short-Term Capital Gain as created by The American Jobs Creation Act of 2004.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

25

TRUSTEES

Carol T. Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, February 2014

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current

prospectus. All indices are unmanaged groupings of stocks

that are not available for investment.

The

TORRAY

RESOLUTE

FUND

ANNUAL REPORT

December 31, 2013

The Torray Resolute Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has not designated an audit committee financial expert. The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,000 for 2012 and $42,000 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2013

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2012 and $4,000 for 2013. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2012 and $0 for 2013.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by BBD, LLP must be pre-approved by the audit committee. All services performed during 2013 and 2012 were pre-approved by the committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President (principal executive officer)

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President (principal executive officer)

Date	February 24, 2014

By (Signature and Title)*	/s/ William M Lane
William M Lane, Treasurer (principal financial officer)

Date	February 24, 2014

* Print the name and title of each signing officer under his or her signature.